Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Net loss carryforward	¥ 15,741,149	$ 2,261,075	¥ 3,378,686
Deferred revenue	146,046,006	20,978,196	117,236,504
Deferred rent	5,683,389	816,368	6,235,277
Bad debt expenses	5,268,134	756,720	1,608,304
Accrued expenses	7,368,561	1,058,427	7,874,804
Impairment of long-lived assets			1,252,169
Valuation allowance	(19,619,046)	(2,818,099)	(4,284,778)
Total deferred tax assets	160,488,193	23,052,687	133,300,966
Deferred tax liabilities:
Depreciation of property and equipment	(3,864,132)	(555,048)	(4,028,230)
Unrealized gains from equity securities	(4,304,431)	(618,293)	(10,312,983)
Intangible assets arising from acquisition	(143,943,382)	(20,676,173)	(5,851,517)
Withholding tax on PRC earnings to be distributed	(43,191,602)	(6,204,085)	(23,345,894)
Total deferred tax liabilities	¥ (195,303,547)	$ (28,053,599)	¥ (43,538,624)